Accounts receivable, net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable	$ 61,237,961	$ 54,456,082
Allowance for credit loss	(9,662,378)	(9,267,851)	$ (3,009,363)
Total accounts receivable, net	$ 51,575,583	45,188,231
Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable		54,456,082	32,085,912
Allowance for credit loss		(9,267,851)	(3,009,363)	$ (3,189,642)	$ (3,004,435)
Total accounts receivable, net		$ 45,188,231	$ 29,076,549